Contingent Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Contingent Transactions
As of December 31, 2023 and 2022, the Bank maintains the following maximum exposures to credit risk related to this type of transactions:

Composition	12/31/2023	12/31/2022
Undrawn commitments of credit cards and checking accounts	1,384,680,279	2,083,040,564
Guarantees granted	185,041,419	22,448,824
Responsibilities for foreign trade operations	40,110,366
Overdraft and unused agreed commitments	36,582,600	1,909,845

Subtotal	1,646,414,664	2,107,399,233

Less: Allowance for ECL	(2,176,655)	(2,403,512)

Total	1,644,238,009	2,104,995,721